Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
7.	Accounts receivable, net

	June 30, 2025	December 31, 2024
Accounts receivable	$43,886,026	$33,135,718
Less: Allowance for ECL	(91,090)	(7,465,561)
	$43,794,936	$25,670,157

a)	The aging analysis of accounts receivable is as follows:

	June 30, 2025	December 31, 2024
Not past due	$7,750,946	$514,854
Up to 90 days	14,742,788	25,147,001
91 to 180 days	426,046	105,571
181 to 365 days	20,966,246	4,290
Over 365 days	-	7,364,002
	$43,886,026	$33,135,718

The above aging analysis was based on days overdue.

b)	As of June 30, 2025 and December 31, 2024, accounts receivable were all from contracts with customers.

c)	As of June 30, 2025 and December 31, 2024, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable were $43,794,936 and $25,670,157, respectively.

d)	Information relating to credit risk of accounts receivable is provided in Note 36.